FHLB ADVANCES	12 Months Ended
Dec. 31, 2015
FHLB ADVANCES
FHLB ADVANCES

NOTE 6 - FHLB ADVANCES

At December 31, 2015 and 2014, maturities and weighted-average rate of FHLB advances by year of maturity were as follows:

	2015		2014
Maturity	Balance	Rate	Balance	Rate
2015	$—	—%	$7,000	2.24%
2016	5,000	2.55	5,000	2.55

	$5,000	2.55%	$12,000	2.37%

The advances are fixed rate, payable upon maturity date, and also subject to a prepayment penalty equivalent to the unpaid interest cash flows at rates effective at the time of the prepayment.  The advances were collateralized by $72,361 and $66,402 of first mortgage loans under a blanket lien arrangement at December 31, 2015 and December 31, 2014. Based on this collateral and the Company’s holdings of FHLB stock, the Company is eligible to borrow an additional $67,361 at December 31, 2015.